Net Loss Per Share Attributable to Common Shareholders - Additional Information (Details) - USD ($) $ in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Common stock, conversion basis	one-for-one
Dividends declared or paid	$ 0	$ 0
Warrant [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	22.7	14.8
Stock Option [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	40.0	29.4
Restricted Stock Award [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	3.1	3.9
Restricted Stock Units (RSUs) [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	13.9	4.9